Note 7 - Leases (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Gain (Loss) on Termination of Lease	$ (273)	$ 0	$ 0
Operating Lease, Weighted Average Remaining Lease Term		1 year 2 months 1 day
Operating Lease, Weighted Average Discount Rate, Percent		3.50%